Other Non-Current Assets	12 Months Ended
Mar. 31, 2025
Other Non Current Assets [Abstract]
Other Non-Current Assets	25) OTHER NON-CURRENT ASSETS

	As at March 31
Particulars	2024	2025
Prepaid expenses	85	402
Total	85	402